As filed with the Securities and Exchange Commission on April 25, 2000
                                                       '33 Act File No. 33-67386

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                             ----------------------
                         Post-Effective Amendment No. 12
                                       to
                                    Form S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            ------------------------

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                              (Exact Name of Trust)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                          Lincoln, Nebraska 68506-4142
          (Complete Address of Depositor's Principal Executive Offices)

                                 CAROL S. WATSON
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                          Lincoln, Nebraska 68506-4142
                                 1-800-525-9287

                (Name and Complete Address of Agent for Service)
                                    Copy to:
                             Joan E. Boros, Esquire
                 Jorden Burt Boros Cicchetti Berenson & Johnson
                       1025 Thomas Jefferson Street, N.W.
                           Washington, D.C. 20007-5201

Securities being offered - flexible premium variable universal life insurance policies.

                            -------------------------

            It is proposed that this filing will become effective:

            ___  immediately upon filing pursuant to paragraph (b) of Rule 485
              x  on May 1 pursuant to paragraph (b) of Rule 485
            ----
            ___  60 days after filing pursuant to paragraph (a) of Rule 485
            ___  on (date) pursuant to paragraph (a) of Rule 485

Pursuant  to  Section  24 (F)  under the  Investment  Company  Act of 1940,  the
Registrant  has  registered  an  indefinite   amount  of  securities  under  the
Securities Act of 1933.

Lincoln Benefit Life Company, on behalf of its Lincoln Benefit Life Variable Life Account, is filing this Post-Effective Amendment No. 12 under the
Securities  Act of 1933 to the  Registration  Statement  on Form S-6  (File  No.
333-67386) for the sole purpose of filing an exhibit that was not previously filed. This filing incorporates by reference Post-Effective Amendment No. 11 in its entirety and does not otherwise delete, amend, or supersede any prospectus, exhibit, undertaking, or other information contained in the Registration Statement, as previously amended.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 25th day of April, 2000.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                                  (Registrant)

                        BY: LINCOLN BENEFIT LIFE COMPANY

                                   (Depositor)

                    By: /s/ B. Eugene Wraith

                    -----------------------------------------
                    B. Eugene Wraith

                    President and Chief Operating Officer

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURE                                   TITLE                                       DATE
---------                                   -----                                       ----
/s/ B. EUGENE WRAITH
------------------------------              President, Chief Operating
       B. Eugene Wraith                         Officer and Director                    April 25, 2000
(PRINCIPAL EXECUTIVE OFFICER)

/s/ MARVIN P. EHLY
------------------------------              Senior Vice President
       MARVIN P. EHLY                          Treasurer, Controller                    April 25, 2000
(PRINCIPAL FINANCIAL OFFICER                   and Director
and PRINCIPAL ACCOUNTING OFFICER)

/s/ LAWRENCE W. DAHL
------------------------------              Executive Vice President                    April 25, 2000
       Lawrence W. Dahl                        and Director

/s/ DOUGLAS F. GAER
------------------------------              Executive Vice President                    April 25, 2000
       Douglas F. Gaer                         and Director

/s/ ROBERT E. RICH
------------------------------              Executive Vice President                    April 25, 2000
        Robert E. Rich                         and Director

/s/ THOMAS R. ASHLEY
------------------------------              Director                                    April 25, 2000
       Thomas R. Ashley

/s/ THOMAS J. BERNEY
------------------------------              Director                                    April 25, 2000
      Thomas J. Berney

/s/ JOHN H. COLEMAN III
------------------------------              Director                                    April 25, 2000
     John H. Coleman III

/s/ RODGER A. HERGENRADER
------------------------------              Director                                    April 25, 2000
      Rodger A. Hergenrader

------------------------------              Director                                    April 25, 2000
         Kevin Slawin

/s/ J. SCOTT TAYLOR
------------------------------              Director                                    April 25, 2000
     J. Scott Taylor

------------------------------              Director                                    April 25, 2000
      Michael J. Velotta

/s/ CAROL S. WATSON
------------------------------              Director and Secretary                      April 25, 2000
       Carol S. Watson

/s/ DEAN M. WAY
------------------------------              Director                                    April 25, 2000
         Dean M. Way

------------------------------              Director                                    April 25, 2000
      Patricia W. Wilson

------------------------------
      Thomas J. Wilson, II                  Chairman of the Board,                      April 25, 2000
                                                Chief Executive Officer,
                                                and Director

                               INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM S-6
                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                                         SEQUENTIAL PAGE NO.
------------------                                  --------------------
11(a)    Independent Auditors' Consent